Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (765,565)	$ (139,086)	$ (298,202)	$ (8,472,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services	138,979
Derecognition of deferred revenue upon consolidation of Orocidin A/S	(7,500)
Stock-based compensation – related party				8,141,501
Changes in assets and liabilities:
Prepaid expenses and other current assets	(42,431)	(1,932)	(4,245)	3,500
Receivables		44,481	44,481
Other assets	(41,424)
Deferred revenue	7,500		7,500
Related party payable		(12,127)	(12,127)
Accounts payable and accrued expenses	110,570	8,528	3,665	(41,132)
Net cash used in operating activities	(599,871)	(100,136)	(258,928)	(368,347)
Cash flows from investing activities:
Cash paid for website costs	(2,374)
Cash acquired in acquisition	134,572
Net cash used in investing activities	132,198
Cash flows from financing activities:
Cash distribution to shareholder			(775)
Proceeds from note payable				40,000
Repayment of note payable				(40,000)
Cash advance - related party				13,886
Advance from related party		1,924
Proceeds from Orocidin issuance of common stock in capital raise	193,330
Proceeds from exercise of warrants	254,000	105,000	306,000	115,000
Net cash provided by financing activities	447,330	106,924	305,225	128,886
Net change in cash	(20,343)	6,788	46,297	(239,461)
Effect of exchange rate on cash	16,541	(3,165)	(3,513)	665
Cash at beginning of period	49,933	7,149	7,149	245,945
Cash at end of period	46,131	10,772	49,933	7,149
Supplemental disclosure of cash flow information:
Income taxes paid
Interest paid
Supplemental disclosures of non-cash information:
Deemed dividend			1,387,662
Common stock issued for shares of Myson, Inc.		1,750,000	$ 1,750,000
Common stock issued for the acquisition of Orocidin A/S	18,050,000
Forgiveness of debt - related party	$ 13,886